Pensions and other benefits (Tables)	12 Months Ended
Dec. 31, 2013
Net Periodic Benefit Cost for DB Pension Plans and Other Benefits

The elements of net periodic benefit cost for DB pension plans and other benefits recognized in the year included the following components:

	Pensions			Other benefits
(in millions of Canadian dollars)	2013	2012	2011	2013	2012	2011

Current service cost (benefits earned by employees in the year)	$135	$131	$105	$16	$19	$17
Interest cost on benefit obligation	445	452	460	21	24	26
Expected return on fund assets	(746)	(752)	(674)	–	–	(1)
Recognized net actuarial loss (gain)	267	208	142	(11)	3	8
Amortization of prior service costs	(58)	2	13	–	–	(1)

Net periodic benefit cost	$43	$41	$46	$26	$46	$49

Information About DB Pension Plans and Other Benefits

Information about the Company’s DB pension plans and other benefits, in aggregate, is as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2013	2012	2013	2012

Change in projected benefit obligation:
Benefit obligation at January 1	$10,647	$10,099	$535	$536
Current service cost	135	131	16	19
Interest cost	445	452	21	24
Employee contributions	50	58	–	–
Benefits paid	(602)	(525)	(33)	(35)
Foreign currency changes	13	(4)	2	(1)
Plan amendments and other	(135)	(11)	–	–
Actuarial (gain) loss	(632)	447	(58)	(8)

Projected benefit obligation at December 31	$9,921	$10,647	$483	$535

Change in fund assets:
Fair value of fund assets at January 1	$9,763	$9,215	$9	$11
Actual return on fund assets	1,404	916	–	(1)
Employer contributions	98	102	32	34
Employee contributions	50	58	–	–
Benefits paid	(602)	(525)	(33)	(35)
Foreign currency changes	9	(3)	–	–

Fair value of fund assets at December 31	$10,722	$9,763	$8	$9

Funded status – plan surplus (deficit)	$801	$(884)	$(475)	$(526)

Pension Plan Asset

	2013		2012
	Pension plans in surplus	Pension plans in deficit	Pension plans in surplus	Pension plans in deficit

Projected benefit obligation at December 31	$(9,533)	$(388)	$–	$(10,647)
Fair value of fund assets at December 31	10,561	161	–	9,763

Funded status	$1,028	$(227)	$–	$(884)

Amounts Recognized in the Company's Consolidated Balance Sheet

Amounts recognized in the Company’s Consolidated Balance Sheet are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2013	2012	2013	2012

Pension asset	$1,028	$–	$–	$–
Accounts payable and accrued liabilities	(9)	(8)	(36)	(36)
Pension and other benefit liabilities	(218)	(876)	(439)	(490)

Total amount recognized	$801	$(884)	$(475)	$(526)

Amounts Recognized in Accumulated Other Comprehensive Loss

Amounts recognized in accumulated other comprehensive loss are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2013	2012	2013	2012

Net actuarial loss:
Other than deferred investment losses	$2,982	$3,761	$61	$108
Deferred investment (gains) losses	(738)	40	–	–
Prior service cost	(88)	(11)	5	5
Deferred income tax	(613)	(1,045)	(16)	(30)

Total (Note 9)	$1,543	$2,745	$50	$83

Actuarial Assumptions Used Were Approximately

Weighted-average actuarial assumptions used were approximately:

(percentages)	2013		2012		2011

Benefit obligation at December 31:
Discount rate	4.90		4.28		4.55
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	8.00	(1)	8.00	(1)	8.00	(1)
Benefit cost for year ended December 31:
Discount rate	4.28		4.55		5.20
Expected rate of return on fund assets	7.75		7.75		7.75
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	8.00	(1)	8.00	(1)	8.00	(2)

(1) The health care cost trend rate is assumed to be 7.5% in 2014 (8.0% in 2013), and then decreasing by 0.5% per year to an ultimate rate of 5.0% per year in 2019 and thereafter.

(2) The health care cost trend rate was previously projected to decrease by 0.5% per year to approximately 5.0% per year in 2017.

Summary of Impact of One-percentage Point Change in Assumed Health Care Cost Trend Rates

A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

(in millions of Canadian dollars) Favourable (unfavourable)	One percentage point increase	One percentage point decrease

Effect on the total of service and interest costs	–	–
Effect on post-retirement benefit obligation	(7)	6

Summary of Pension Plan Asset Allocation and Current Weighted Average Policy Range

The Company’s pension plan asset allocation, the current weighted average asset allocation targets and the current weighted average policy range for each major asset class, were as follows:

	Current asset allocation target	Current policy range	Percentage of plan assets at December 31
Asset allocation (percentage)			2013	2012

Cash and cash equivalents	0.5	0 – 5	4.1	0.8
Fixed income	29.5	20 – 40	20.6	41.9
Public equity	46.0	35 – 50	49.6	45.9
Real estate and infrastructure	12.0	8 – 20	10.8	11.4
Absolute return	12.0	0 – 18	14.9	–

Total	100.0		100.0	100.0

Summary of Defined Benefit Pension Plan Assets at Fair Value

The following is a summary of the assets of the Company’s DB pension plans at fair values at December 31, 2013 and a comparative summary at December 31, 2012:

(in millions of Canadian dollars) December 31, 2013	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Cash and cash equivalents	$155	$282	$–	$437
Government bonds(1)	–	1,314	–	1,314
Corporate bonds(1)	–	849	–	849
Mortgages(1)	–	52	–	52
Public equities
• Canada	1,304	37	–	1,341
• U.S. and international	3,979	20	–	3,999
Real estate(2)	–	–	847	847
Infrastructure(2)	–	–	314	314
Absolute return(3)
• Funds of hedge funds	–	–	563	563
• Multi-strategy funds	–	–	403	403
• Credit funds	–	–	434	434
• Equity funds	–	–	193	193
Derivative liabilities(4)	–	(24)	–	(24)

	$5,438	$2,530	$2,754	$10,722

December 31, 2012
Cash and cash equivalents	$70	$7	$–	$77
Government bonds(1)	–	2,810	–	2,810
Corporate bonds(1)	–	1,249	–	1,249
Mortgages(1)	–	34	–	34
Public equities
• Canada	1,130	28	–	1,158
• U.S. and international	3,316	13	–	3,329
Real estate(2)	–	–	779	779
Infrastructure(2)	–	–	333	333
Absolute return(3)	–	–	–	–
Derivative liabilities(4)	–	(6)	–	(6)

	$4,516	$4,135	$1,112	$9,763

(1) Government & Corporate Bonds:

Fair values for bonds are based on market prices supplied by independent pricing sources as of the last trading day.

Mortgages: The fair value measurement of $52 million (2012 – $34 million) of mortgages categorized as Level 2 is based on current market yields of financial instruments of similar maturity, coupon and risk factors.

(2) Real Estate:

The fair value of real estate investments of $847 million (2012 – $779 million) is based on property appraisals which use a number of approaches that typically include a discounted cash flow analysis, a direct capitalization income method and/or a direct comparison approach. Appraisals of real estate investments are generally performed semi-annually by qualified external accredited appraisers. There are no unfunded commitments for real estate as at December 31, 2013.

Infrastructure:

Infrastructure fund values of $314 million (2012 – $333 million) are based on the fair value of the fund assets as calculated by the fund manager, generally using a discounted cash flow analysis that takes into account current market conditions and recent sales transactions where practical and appropriate. As at December 31, 2013, unfunded commitments for the infrastructure funds were $23 million (2012 – $24 million).

(3) Absolute Return:

The fair value of absolute return investments is based on the net asset value reported by the fund administrators. The funds have different redemption policies and periods. All hedge fund investments have contractual redemption frequencies, ranging from monthly to tri-annually, and redemption notice periods varying from 30 to 95 days. Hedge fund investments that have redemption dates less frequent than every four months or have restrictions on contractual redemption features at the reporting date are classified as Level 3. There are no unfunded commitments for absolute return fund investments as at December 31, 2013.

☐	Funds of hedge funds invest in a portfolio of hedge funds that allocate capital across a broad array of funds and/or investment managers.

☐	Multi-strategy funds include funds that invest in broadly diversified portfolios of equity, fixed income and derivative instruments.

☐	Credit funds invest in an array of fixed income securities.

☐	Equity funds invest primarily in U.S. and global equity securities.

(4) At December 31, 2013, derivatives were primarily being used to partially hedge foreign currency exposures. The Company’s pension funds may utilize the following derivative instruments: equity futures to replicate equity index returns (Level 2); currency forwards to partially hedge foreign currency exposures (Level 2); bond forwards to reduce asset/liability interest rate risk exposures (Level 2); interest rate swaps to manage duration and interest rate risk (Level 2); credit default swaps to manage credit risk (Level 2); and options to manage interest rate risk and volatility (Level 2).

Summary of Defined Benefit Pension Plan Assets Measured at Fair Value Using Unobservable Inputs

During 2012 and 2013, the portion of the assets of the Company’s DB pension plans measured at fair value using unobservable inputs (Level 3) changed as follows:

(in millions of Canadian dollars)	Mortgages	Real Estate	Infrastructure	Absolute Return	Total

As at January 1, 2012	$4	$691	$294	$–	$989
Contributions	–	39	27	–	66
Disbursements	(1)	(36)	–	–	(37)
Net transfer out of Level 3	(3)	–	–	–	(3)
Net realized gains	–	19	–	–	19
Increase in net unrealized gains	–	66	12	–	78

As at December 31, 2012	$–	$779	$333	$–	$1,112
Contributions	–	–	–	1,500	1,500
Disbursements	–	(22)	(42)	–	(64)
Net realized gains	–	22	3	(2)	23
Increase in net unrealized gains	–	68	20	95	183

As at December 31, 2013	$–	$847	$314	$1,593	$2,754

Summary of Estimated Future Pension and Other Post-retirement Benefit Payments

The estimated future defined benefit pension and other benefit payments to be paid by the plans for each of the next five years and the subsequent five-year period are as follows:

(in millions of Canadian dollars)	Pensions	Other benefits

2014	$535	$37
2015	554	37
2016	572	37
2017	590	37
2018	607	36
2019 – 2023	3,216	175